Supplement to the

Fidelity® Advisor Aggressive Growth Fund, Fidelity Advisor Dividend Growth Fund,
Fidelity Advisor Dynamic Capital Appreciation Fund, Fidelity Advisor Equity Growth Fund,
Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Fifty Fund,
Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund,
Fidelity Advisor Large Cap Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund, and Fidelity Advisor Value Strategies Fund

Funds of Fidelity Advisor Series I and Fidelity Securities Fund

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 39.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

The following information replaces the similar information for Institutional Class of Advisor Dividend Growth, Advisor Equity Growth, Advisor Equity Income, Advisor Growth & Income, Advisor Large Cap, Advisor Mid Cap, and Advisor Small Cap in the "Trustees and Officers" section beginning on page 36.

Fidelity Advisor Dividend Growth Fund: Institutional Class: Fidelity Advisor Freedom 2020 Fund, Boston, MA, (12.21%); PNC Financial Services Group, Philadelphia, PA (11.94%); Fidelity Advisor Freedom 2030 Fund, Boston, MA (10.51%); Fidelity Advisor Freedom 2040 Fund, Boston, MA (8.33%); Fidelity Advisor Freedom 2025 Fund, Boston, MA (6.70%); Fidelity Advisor Freedom 2015 Fund, Boston, MA (5.55%).

Fidelity Advisor Equity Growth Fund: Institutional Class: Union Bank & Trust Company, Lincoln, NE (9.71%); Fidelity Advisor Freedom 2020 Fund, Boston, MA (6.75%); Fidelity Advisor Freedom 2030 Fund, Boston, MA (5.89%).

Fidelity Advisor Equity Income Fund: Institutional Class: Fidelity Advisor Freedom 2020 Fund, Boston, MA, (7.57%); Fidelity Advisor Freedom 2030 Fund, Boston, MA (6.65%); Fidelity Advisor Freedom 2040 Fund, Boston, MA (5.19%).

Fidelity Advisor Growth & Income Fund: Institutional Class: Fidelity Advisor Freedom 2020 Fund, Boston, MA (16.09%); Fidelity Advisor Freedom 2030 Fund, Boston, MA (14.09%); Fidelity Advisor Freedom 2040 Fund, Boston, MA (10.99%); Fidelity Advisor Freedom 2025 Fund, Boston, MA (9.02%); Fidelity Advisor Freedom 2015 Fund, Boston, MA (7.30%); Fidelity Advisor Freedom 2035 Fund, Boston, MA (6.13%); Fidelity Advisor Freedom 2010 Fund, Boston, MA (5.53%).

Fidelity Advisor Large Cap Fund: Institutional Class: Fidelity Advisor Freedom 2020 Fund, Boston, MA, (16.10%); Fidelity Advisor Freedom 2030 Fund, Boston, MA (14.10%); Fidelity Advisor Freedom 2040 Fund, Boston, MA (10.98%); Fidelity Advisor Freedom 2025 Fund, Boston, MA (9.05%); Fidelity Advisor Freedom 2015 Fund, Boston, MA (7.31%); Fidelity Advisor Freedom 2035 Fund, Boston, MA (6.14%); Fidelity Advisor Freedom 2010 Fund, Boston, MA (5.53%).

Fidelity Advisor Mid Cap Fund: Institutional Class: Principal Financial Group, Des Moines, IA (17.27%); Fidelity Advisor Freedom 2020 Fund, Boston, MA, (6.30%); Fidelity Advisor Freedom 2030 Fund, Boston, MA (5.53%); New Hampshire Higher Education Savings Plan, Concord, NH (5.36%).

Fidelity Advisor Small Cap Fund: Institutional Class: Fidelity Advisor Freedom 2020 Fund, Boston, MA, (5.67%); New Hampshire Higher Education Savings Plan, Concord, NH (5.55%); Fifth Third Bank, Cincinnati, OH (5.46%).

ACOM11B-08-01 October 30, 2008
1.739097.127

Supplement to the

Fidelity® Blue Chip Growth Fund

Fidelity Blue Chip Value Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

The following information supplements similar information found in the "Management Contracts" section on page 30.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

BCF/BCVB-08-01 October 30, 2008
1.802077.110

Supplement to the

Fidelity® Low-Priced Stock Fund and Fidelity Value Discovery Fund

Funds of Fidelity Puritan Trust

Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio, Fidelity Leveraged Company Stock Fund,
Fidelity OTC Portfolio, and Fidelity Real Estate Income Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 32.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

PSTSB-08-01 October 30, 2008
1.798487.109

Supplement to the

Fidelity® Low-Priced Stock Fund and Fidelity Value Discovery Fund

Funds of Fidelity Puritan Trust

Fidelity Blue Chip Growth Fund, Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio,
Fidelity Leveraged Company Stock Fund, and Fidelity OTC Portfolio

Funds of Fidelity Securities Fund

Class K

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 31.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

KCOM7B-08-01 October 30, 2008
1.881213.100

Supplement to the

Fidelity® International Real Estate Fund

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

The following information supplements similar information found in the "Management Contract" section beginning on page 33.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

IREB-08-01 October 30, 2008
1.811497.106

Supplement to the

Fidelity Advisor International Real Estate Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® International Real Estate Fund

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

The following information supplements similar information found in the "Management Contract" section beginning on page 33.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

AIRE/AIREIB-08-01 October 30, 2008
1.881503.100

Supplement to the

Fidelity® Small Cap Opportunities Fund

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

The following information supplements similar information found in the "Management Contract" section beginning on page 25.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

SMOB-08-01 October 30, 2008
1.881197.100

Supplement to the

Fidelity® Small Cap Growth Fund
Fidelity Small Cap Value Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 28.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

SCP/SCVB-08-02 October 30, 2008
1.811502.107

Supplement to the

Fidelity Advisor Small Cap Growth Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity® Small Cap Growth Fund

Fidelity Advisor Small Cap Value Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity® Small Cap Value Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

The following information replaces similar information found under the "Management Contracts" section beginning on page 28.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

ASCP/ASCVB-08-02 October 30, 2008
1.811503.105